Pension and other post-retirement benefits (Details) - Other post-retirement defined benefit plans - International - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Total benefit costs
Service costs on benefit obligation	SFr 11	SFr 11
Interest costs on benefit obligation	66	71
Expected return on plan assets	(95)	(88)
Amortization of recognized prior service cost/(credit)	(11)	0
Amortization of recognized actuarial losses/(gains)	45	31
Total benefit costs	16	25
PBO
Service costs	11	11
Interest costs	66	SFr 71
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	28
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	SFr 14